Other Liabilities, Provisions and Commitments (Tables)	12 Months Ended
Dec. 31, 2018
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Schedule of Other Current Financial Liabilities	Other current financial liabilities

	2018		2017
Sundry creditors	Ps	. 182	Ps	.593
Derivative financial instruments		384		3,916

Total	Ps.	566	Ps.	4,509

Summary of Provisions and Other Non-current Liabilities	Provisions and other non-current liabilities

	2018		2017
Provisions	Ps.	8,298	Ps. 11,067
Taxes payable		371	355
Other		759	850

Total	Ps.	9,428	Ps. 12,272

Summary of Other Non-current Financial Liabilities	Other non-current financial liabilities

	2018		2017
Derivative financial instruments	Ps.	733	Ps.	578
Security deposits		643		591

Total	Ps	. 1,376	Ps.	1,169

Schedule of Provisions Recorded in Consolidated Statement of Financial Position

The following table presents the nature and amount of the loss contingencies recorded as of December 31, 2018 and 2017:

	2018		2017
Taxes	Ps.	5,038	Ps.	6,717
Labor		2,340		2,365
Legal		920		1,985

Total	Ps.	8,298	Ps.	11,067

Summary of Changes in Provisions

25.5. Changes in the balance of provisions recorded

25.5.1 Taxes

	2018		2017		2016
Balance at beginning of the period	Ps.	6,717	Ps.	10,223	Ps.	1,658
Penalties and other charges		7		148		173
New contingencies		178		4		3
Cancellation and expiration		(44)		(98)		(106)
Contingencies added in business combinations (1)		104		861		7,840
Payments		(110)		(944)		(6)
Brazil tax amnesty		—		(3,069)		—
Effect of foreign currency exchange rates		(951)		(408)		661
Philippines disposal		(863)		—		—

Balance at end of the period	Ps.	5,038	Ps.	6,717	Ps.	10,223

25.5.2 Labor

	2018		2017		2016
Balance at beginning of the period	Ps.	2,365	Ps.	2,356	Ps.	1,340
Penalties and other charges		279		56		203
New contingencies		205		115		211
Cancellation and expiration		(109)		(33)		(177)
Contingencies added in business combinations		289		—		500
Payments		(20)		(76)		(336)
Effects of foreign currency exchange rates		(669)		(52)		615
Effect Venezuela (Note 3.3)		—		(1)		—

Balance at end of the period	Ps.	2,340	Ps.	2,365	Ps.	2,356

25.5.3 Legal

	2018		2017		2016
Balance at beginning of the period	Ps.	1,985	Ps.	1,049	Ps.	319
Penalties and other charges		86		121		33
New contingencies		61		170		196
Cancellation and expiration		(9)		(16)		(46)
Contingencies added in business combinations		67		783		496
Payments		(251)		(80)		(81)
Brazil tax amnesty		—		7		—
Effects of foreign currency exchange rates		(135)		(47)		132
Effects Venezuela (Note 3.3)		—		(2)		—
Philippines disposal		(884)		—		—

Balance at end of the period	Ps.	920	Ps.	1,985	Ps.	1,049

(1)

At December 31, 2016, an amount of Ps. 7,840 corresponds to tax claims with local Brazil IRS (including a contingency of Ps. 5,321 related to the deductibility of a tax goodwill balance). The remaining contingencies relates to multiple claims with loss expectations assessed by management and supported by the analysis of legal counsels as possible, the total amount of contingencies guaranteed agreements amounts to Ps. 8,081. During 2017, the Company took advantage of a Brazilian tax amnesty program. The settlement of certain outstanding matters under that amnesty program generated a benefit of Ps. 1,874 such benefit has been offset against the corresponding indemnifiable assets.

Schedule of Future Minimum Lease Payments

The contractual maturities of the operating leases commitments by currency, expressed in mexican pesos as of December 31, 2018, are as follows:

	Mexican pesos		U.S. dollars		Other
Not later than 1 year	Ps.	533	Ps.	179	Ps.	—
Later than 1 year and not later than 5 years		1,081		479		—
Later than 5 years		183		—		—

Total	Ps.	1,797	Ps.	658	Ps.	—